Finance Costs	12 Months Ended
Dec. 31, 2023
Disclosure of Finance Cost [Abstract]
Finance Costs	10. FINANCE COSTS

	Years ended December 31,
	2021	2022	2023
Interest expenses on lease liabilities	$83	$93	$150